WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrants
SCHEDULE OF FAIR VALUE OF WARRANTS

The following table summarizes the calculated aggregate fair values for the warrant derivative liability using the Black-Scholes method based on the following assumptions at December 31, 2022:

Exercise price per share of warrant	$5.25
Fair market closing price per share of Common Stock	$4.13
Volatility	107-121%
Expected term (years)	5.0
Risk-free interest rate	1.37-1.62%
Dividend yield	0%